April 16, 1998

Dear Shareholder,

Thank you for choosing the Empire Builder as one of your investment vehicles. The Empire Builder is one of New York's oldest tax free bond funds. We are proud to provide you with triple tax-free income (if you live in New York City) or double tax-free income for residents outside of the city.

The Builder Class and the Premier Class are the two options that make up the Empire Builder Tax Free Bond Fund, a true no-load fund. When you purchase shares in either series, there is no up-front charge, no back-end fee and no deferred sales charges. All of your money goes to work right away. The no-load feature makes the Builder and Premier series attractive for reinvestment and for adding additional monies.

You can enroll in our automatic investment plan, investing each month directly from your checking account without a sales charge. It's a convenient and disciplined approach to investing. Minimums and restrictions do apply, so please consult the prospectus for details, or call the Customer Service line at (800) 847-5886.

As shown in the Annual Report, the Builder and Premier series had an exciting year. I hope you'll take full advantage of all the opportunities it has to offer.

We look forward to hearing from you.

Sincerely,

Michael J. Lynch
Glickenhaus & Co.
Distributor

For more complete information including charges and expenses, please call (800) 847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

Systematic investing does not insure a profit and does not protect against loss in declining markets.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

==========================================

                                  EMPIRE BUILDERS
                         ------------------------------

                               TAX FREE BOND FUND

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-847-5886

                                                                   April 1, 1998

Dear Shareholder,

     We are pleased to present the Empire Builder Tax Free Bond Fund Annual Report for the year ended February 28, 1998. Total returns for the year ended February 28, 1998 were 8.08% for the Premier class and 7.82% for the Builder class.

     With the shortage of skilled labor and growing union militancy, inflation may be on the verge of increasing. If this occurs, it could be a negative for interest rates and the bond market. Although municipals are typically much cheaper than taxable bonds, they could be mildly vulnerable at these levels, and we are increasingly cautious. The strength of the economy and of the stock market reinforces this view.

     While the inflation outlook remains favorable as measured by consumer and producer prices, a number of other economic and market factors could spell more inflation. The employment picture and labor markets remain very tight. Retail sales have rebounded, and consumer confidence remains very strong. The Fed, while not raising rates at its last meeting, continues to warn that they feel the risks remain weighted toward a stronger economy and they will do whatever it takes to keep inflation in check. Japan and other Asian countries are experiencing significant recessions, with their currencies having depreciated so much against the dollar. We believe they will import much less from us and export competitively, far more than usual. This slowing of exports could counter the above-outlined potential inflation and help our bond markets with these counter trends. We will seek to maintain our conservative approach to the market. As always, preservation of capital is foremost in our minds. The Fund remains heavily weighted in triple-A bonds.

     In our opinion, the no-load structure of the Empire Builder Tax Free Bond Fund continues to offer value to you, the Shareholders. Our automatic investment program makes good sense if you want to follow a disciplined regular investment plan. This strategy is known as dollar cost averaging.* We look forward to helping you meet your investment needs.

                                          Sincerely,

                                          /s/ Seth M. Glickenhaus

                                          Seth M. Glickenhaus
                                          President

* Dollar cost averaging does not insure a profit and does not protect against loss in declining markets. An investor should consider his or her financial ability to continue making additional investments through periods of low share price levels.

Not FDIC insured. May lose value. No bank guarantee.

For more complete information, including charges and expenses, please call 1-800-847-5886 to receive a prospectus. Read the prospectus carefully before investing or sending money.

The fund's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

Past performance does not guarantee future results.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

     The following graphs illustrate the total return based on a $10,000 investment in Builder Class shares of the Fund made February 29, 1988, and a $10,000 investment in Premier Class shares of the Fund made at the commencement date of April 15, 1996, held in each through February 28, 1998, as well as the performance of the Lehman Municipal Bond Index over the same period.

     The Lehman Municipal Bond Index includes 25,000 long-term, investment grade, municipal bonds. In the opinion of the Fund's adviser, this index most accurately represents the performance of the broad municipal bond market. However, there are substantial differences between the index and the Fund. First, the index covers municipal bonds nationwide, whereas the Fund invests only in New York tax exempt bonds. Second, the index does not reflect the cost and expenses of actually obtaining the underlying bonds. Third, the index had a higher level of market risk than the Fund during the ten years ended December 31, 1997, as measured by Beta according to a recent study conducted by Lipper Analytical Services. Finally, the index represents an unmanaged portfolio whereas the Fund is professionally managed.

     The graphs assume all dividends and distributions are reinvested at net asset value. Past performance is not predictive of future performance.

     The Fund's Builder Class shares average annual total return for the periods indicated was as follows:

     +7.82% for the one-year period beginning March 1, 1997 and ended February 28,1998;

     +5.48% for the five-year period beginning March 1, 1993 and ended February 28, 1998;

     +7.07% for the ten-year period beginning March 1, 1988 and ended February 28, 1998;

                                                                   Empire
                                                                Builder Tax
                                                                 Free Bond           Lehman
                     Measurement Period                         Fund Builder       Municipal
                   (Fiscal Year Covered)                           Class          Bond Index*
Feb. 29, 1988                                                            10000             10000
Feb. 28, 1989                                                            10558             10621
Feb. 28, 1990                                                            11296             11710
Feb. 28, 1991                                                            12221             12790
Feb. 29, 1992                                                            13201             14067
Feb. 28, 1993                                                            15519             16003
Feb. 28, 1994                                                            15985             16890
Feb. 28, 1995                                                            16159             17208
Feb. 29, 1996                                                            17605             19109
Feb. 28, 1997                                                            18362             20161
Feb. 28, 1998                                                            19797             22004

     The Fund's Premier class shares average annual total return for the periods indicated was as follows:

     +8.08% for the one-year period beginning March 1, 1997 and ended February 28,1998;

     +7.86% for the period beginning April 15, 1996 (commencement of operations) and ended February 28, 1998;

                                                                   Empire
                                                                Builder Tax
                                                                 Free Bond
                                                                    Fund             Lehman
                     Measurement Period                           Premier          Municipal
                   (Fiscal Year Covered)                           Class          Bond Index*
April 15, 1996                                                           10000             10000
April 30, 1996                                                           10013              9972
May 31, 1996                                                             10025              9968
June 30, 1996                                                            10126             10076
July 30, 1996                                                            10221             10168
August 31, 1996                                                          10199             10165
Sept. 30, 1996                                                           10335             10307
Oct. 31, 1996                                                            10417             10424
Nov. 30, 1996                                                            10578             10615
Dec. 31, 1996                                                            10530             10570
Jan. 31, 1997                                                            10525             10590
Feb. 28, 1997                                                            10602             10687
Jan. 31, 1998                                                            11489             11661
Feb. 28, 1998                                                            11459             11664

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1998

                                                                                      Principal       Value
Credit Ratings**  Municipal Securities -- 96.2%                                        Amount        (Note 2)
----------------  -----------------------------                                       ---------      --------
                  NEW YORK CITY -- 13.8%
    Aaa/AAA       New York City, GO, Series C, (MBIA), 6.625%, 8/1/2012, Callable
                    8/1/2002 @ 101.5...............................................  $   105,000   $    116,288
    Aaa/AAA       New York City Municipal Water Finance Authority, (FGIC), 5.00%,
                    6/15/2021, Callable 6/15/2007 @ 101............................   10,000,000      9,749,999
     Aa3/AA       New York City Transitional Finance Authority, Series A, 5.00%,
                    8/15/2027, Callable 8/15/2007 @ 101............................    7,500,000      7,237,499
                                                                                                   ------------
                  TOTAL NEW YORK CITY (Cost $17,406,749)...........................                  17,103,786
                                                                                                   ------------
                  NEW YORK STATE AGENCIES -- 67.3%
                  New York State Dormitory Authority Revenue
   Baa1/BBB+        Albany County Airport, 5.25%, 4/1/2013, Callable 4/1/2008 @
                      101..........................................................    1,200,000      1,197,000
    Baa1/NR         City University, Series D, 8.20%, 7/1/2012, Callable 7/1/1998 @
                      102..........................................................    2,500,000      2,582,400
    Aaa/AAA         Columbia University Capital Appreciation, Series A, (AMBAC)
                      (FHA), 0.00%, 8/15/2036, Callable 2/15/2008 @ 21.728.........    4,500,000        585,000
     Aa2/AA         Cornell University, Series A, 7.375%, 7/1/2020, Callable
                      7/1/2000 @ 102...............................................      750,000        818,438
     NR/AAA         Heritage House Nursing Center, (FHA), 7.00%, 8/1/2031, Callable
                      8/1/2001 @ 102...............................................      475,000        519,531
    Aaa/AAA         Millard Fillmore Hospital, (AMBAC) (FHA), 5.00%, 2/1/2006,
                      Callable 8/1/2004 @ 105......................................      910,000        945,263
    Aaa/AAA         Millard Fillmore Hospital, (AMBAC) (FHA), 5.00%, 8/1/2006,
                      Callable 8/1/2004 @ 105......................................    1,735,000      1,804,400
    Aaa/AAA         Mt. Sinai School of Medicine, (MBIA), 6.75%, 7/1/2015, Callable
                      7/1/2001 @ 102...............................................    2,250,000      2,446,875
     Aaa/NR         New York Law School, (AMBAC), 5.00%, 7/1/2017, Callable
                      7/1/2008 @ 102...............................................      620,000        609,150
    Aaa/AAA         Rockefeller University, Series A, (FGIC), 6.75%, 7/1/2010,
                      Callable 7/1/2001 @ 102......................................      525,000        576,844
    Aaa/AAA         Rockefeller University, Series A, (FGIC), 6.75%, 7/1/2011,
                      Callable 7/1/2001 @ 102......................................    1,000,000      1,095,000
    Aaa/AAA         Secured Hospital, Southside Hospital, (MBIA), 5.00%, 2/15/2018,
                      Callable 2/15/2008 @ 101.5...................................    2,250,000      2,196,563
    Aaa/AAA         Secured Hospital, Southside Hospital, (MBIA), 5.00%, 2/15/2025,
                      Callable 2/15/2008 @ 101.5...................................    3,500,000      3,377,500
   Baa1/BBB+        Secured Hospital, St. Clare's Hospital, Series B, 5.20%,
                      2/15/2013, Callable 2/15/2008 @ 101.5........................    1,670,000      1,663,738
   Baa1/BBB+        Secured Hospital, St. Clare's Hospital, Series B, 5.25%,
                      2/15/2014, Callable 2/15/2008 @ 101.5........................    1,760,000      1,757,800

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                 PORTFOLIO OF INVESTMENTS -- FEBRUARY 28, 1998

                                                                                      Principal       Value
Credit Ratings**  Municipal Securities -- continued                                    Amount        (Note 2)
----------------  ---------------------------------                                   ---------      --------
                  NEW YORK STATE AGENCIES -- CONTINUED
   Baa1/BBB+        Secured Hospital, St. Clare's Hospital, Series B, 5.25%,
                      2/15/2015, Callable 2/15/2008 @ 101.5........................  $ 1,850,000   $  1,843,063
    Aaa/AAA         Special Acts School District Program, (MBIA), 6.00%, 7/1/2019,
                      Callable 7/1/2005 @ 102......................................    3,540,000      3,823,200
     A3/A-          State University Educational Facilities, Series A, 5.25%,
                      5/15/2001....................................................    1,450,000      1,502,563
     A3/A-          State University Educational Facilities, 5.00%, 5/15/2010,
                      Callable 5/15/2008 @ 101.....................................    1,500,000      1,522,500
     A3/A-          State University Educational Facilities, 5.00%, 5/15/2014,
                      Callable 5/15/2008 @ 101.....................................    2,545,000      2,522,731
     NR/AAA         St. John's Fisher College, (Connie Lee), 6.75%, 7/1/2011,
                      Callable 7/1/2001 @ 102......................................    2,670,000      2,903,625
                  New York State Environmental Facilities Corp.
    Aaa/AAA         Water Pollution Control Revenue, Revolving Fund, Water Pooled
                      Loan, 5.90%, 1/15/2018, Callable 1/15/2006 @ 102.............    1,510,000      1,628,913
                  New York State Housing Finance Agency
     Aa2/NR         Multi-Family Housing, Secured Mortgage Program, (SONYMA
                      Insured), 6.45%, 8/15/2014, Callable 2/15/2004 @ 102.........    2,245,000      2,433,019
     A1/NR          Village of St. John Project, Section 8 Assisted, 8.25%,
                      5/1/2009, Callable 5/01/1998 @ 101...........................    1,600,000      1,625,600
    Aaa/AAA         New York St. Local Gov't. Assistance Corp., Series B, (MBIA),
                      4.875%, 4/1/2020, Callable 4/1/2008 @ 101....................    5,500,000      5,266,249
                  New York State Medical Care Facilities Finance Agency
    Aaa/AAA         Hospital and Nursing Home, St. Vincent Hospital Project,
                      (AMBAC) (FHA), 6.20%, 2/15/2021, Callable 2/15/2004 @ 102....    2,500,000      2,690,625
    Aaa/AAA         Long Term Health Care, (FSA) (SONYMA Insured), 6.50%,
                      11/1/2015, Callable 11/1/2002 @ 102..........................    2,245,000      2,472,306
     A3/A-          Mental Health Services Facilities, 7.625%, 2/15/2008, Callable
                      4/20/1998 @ 102..............................................      330,000        341,850
    Aaa/AAA         Mental Health Services Facilities, (FSA), 6.25%, 2/15/2009,
                      Callable 8/15/2004 @ 102.....................................    1,420,000      1,581,525
     A3/A-          Mental Health Services Facilities, 7.875%, 8/15/2020, Callable
                      8/15/2000 @102...............................................      385,000        423,981
    Aaa/AAA         New York Hospital, (AMBAC) (FHA), Series A, 6.50%, 8/15/2029,
                      Pre-refunded 2/15/2005 @ 102.................................    1,500,000      1,728,750
    Aaa/AAA         New York Hospital, (AMBAC) (FHA), 6.90%, 8/15/2034, Pre-
                      refunded 2/15/2005 @ 102.....................................    3,350,000      3,940,438
    Aaa/AAA         St. Mary's Hospital Project, Series A, (AMBAC), 6.20%,
                      11/1/2014, Callable 11/01/2003 @ 102.........................    2,100,000      2,315,250

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal       Value
Credit Ratings**  Municipal Securities -- continued                                    Amount        (Note 2)
----------------  ---------------------------------                                   ---------      --------
                  NEW YORK STATE AGENCIES -- CONTINUED
                  New York State Thruway Authority
    Aaa/AAA         Service Contract Revenue, Local Highways & Bridges, (AMBAC),
                      5.30%, 4/1/2004..............................................  $ 5,000,000   $  5,306,249
                  New York State Urban Development Corporation, Empire State
                  Development Corporation
     Aa3/A+         Triborough Bridge & Tunnel Authority, General Purpose, Series
                      A, 5.125%, 1/1/2022, Callable 1/1/2007 @ 101.................    5,000,000      4,949,999
     A1/A-          Triborough Bridge & Tunnel Authority, Special Obligation,
                      Series B, 7.10%, 1/1/2010, Callable 1/1/2001 @ 102...........    3,725,000      4,050,938
   Baa1/BBB+        University Facilities Grants, 6.00%, 1/1/2008..................      850,000        928,625
   Baa1/BBB+        University Facilities Grants, 6.00%, 1/1/2009..................      905,000        992,106
   Baa1/BBB+        University Facilities Grants, 6.00%, 1/1/2010..................      955,000      1,048,113
   Baa1/BBB+        Youth Facilities, 5.00%, 4/1/18, Callable 4/1/2008 @ 101.......    2,185,000      2,111,256
   Baa1/BBB+        Youth Facilities, 5.75%, 4/1/08, Callable 4/1/2005 @ 102.......    1,000,000      1,065,000
                                                                                                   ------------
                  TOTAL NEW YORK STATE AGENCIES (Cost $78,848,682).................                  83,193,976
                                                                                                   ------------
                  OTHER NEW YORK STATE BONDS -- 14.2%
     Baa/NR       Albany County Housing Authority, Ltd. Obligation, 6.25%,
                    10/1/2012, Callable 10/1/2005 @ 102............................    1,000,000      1,078,750
    Aaa/AAA       Buffalo Municipal Water Finance Authority, Water System Revenue,
                    (FGIC), 5.75%, 7/1/19, Callable 7/1/2005 @ 102.................      500,000        525,625
    Aaa/AAA       Dutchess County, Resource Recovery Agency, Solid Waste
                    Management, Series A, (FGIC), 7.50%, 1/1/2009, Callable
                    1/1/2000 @ 102.................................................    1,500,000      1,612,500
    Aaa/AAA       Evans, GO, (AMBAC), 6.80%, 4/15/2012.............................      225,000        273,938
    Aaa/AAA       Evans, GO, (AMBAC), 6.80%, 4/15/2013.............................      225,000        274,219
     NR/AAA       Lillian Cooper Housing Development Corp. Mortgage Revenue, Series
                    A, (FNMA) (FHA), 7.00%, 1/1/2022, Callable 7/1/2001 @ 100......    1,100,000      1,172,875
   Baa1/BBB+      Metropolitan Transit Authority of New York, Transit Facilities
                    Revenue, 5.50%, 7/1/2022, Callable 7/1/2007 @ 101..............    4,750,000      4,821,249
    Aaa/AAA       Mount Sinai Union Free School District, GO, (AMBAC), 6.20%,
                    2/15/2012......................................................    1,065,000      1,228,744
    Aaa/AAA       North Hempstead, GO, Series B, (FGIC), 6.375%, 4/1/2009..........      570,000        658,350
    Aaa/AAA       North Hempstead, GO, Series A, (FGIC), 6.40%, 4/1/2010...........      560,000        651,700
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2015, Callable
                    9/15/2008 @ 101................................................      965,000        954,144
    Aaa/AAA       Suffolk County, GO, Series D, (FGIC), 5.00%, 11/1/2015, Callable
                    11/1/2008 @ 101................................................    1,125,000      1,112,344

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                                                                                      Principal       Value
Credit Ratings**  Municipal Securities -- continued                                    Amount        (Note 2)
----------------  ---------------------------------                                   ---------      --------
                  OTHER NEW YORK STATE BONDS -- CONTINUED
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2016, Callable
                    9/15/2008 @ 101................................................  $   550,000   $    543,125
    Aaa/AAA       Suffolk County, GO, Series D, (FGIC), 5.00%, 11/1/2016, Callable
                    11/1/2008 @ 101................................................    1,110,000      1,096,125
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2017, Callable
                    9/15/2008 @ 101................................................      480,000        471,000
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2018, Callable
                    9/15/2008 @ 101................................................      445,000        433,875
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2019, Callable
                    9/15/2008 @ 101................................................      530,000        516,088
    Aaa/AAA       Suffolk County, GO, Series C, (FGIC), 5.00%, 9/15/2020, Callable
                    9/15/2008 @ 101................................................      125,000        121,719
                                                                                                   ------------
                  TOTAL OTHER NEW YORK STATE BONDS (Cost $16,594,070)..............                  17,546,370
                                                                                                   ------------
                  OTHER MUNICIPAL BONDS -- .9%
    Aaa/AAA       Guam Government Limited Obligation Highway Revenue, Series A,
                    (FSA), 6.25%, 5/1/2007, Callable 5/1/2002 @ 102 (Cost
                    $992,942)......................................................    1,000,000      1,090,000
                                                                                                   ------------
                                                                                       Shares
                                                                                     -----------
                  SHORT TERM INVESTMENTS -- VARIABLE RATE -- 4.9%
                  Dreyfus New York Municipal Cash Management Fund (Cost
                    $6,000,000)....................................................    6,000,000      6,000,000
                                                                                                   ------------
                  TOTAL INVESTMENTS -- 101.1% (Cost $119,842,443)*.................                 124,934,132
                  OTHER LIABILITIES IN EXCESS OF ASSETS -- (1.1%)..................                  (1,403,958)
                                                                                                   ------------
                  NET ASSETS -- 100%...............................................                $123,530,174
                                                                                                   ============

------------------

Percentages indicated are based on net assets of $123,530,174

* Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.....................................  $5,527,339
Unrealized depreciation.....................................    (435,650)
                                                              ----------
Net unrealized appreciation.................................  $5,091,689
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

**Credit Ratings given by Moody's Investors Service Inc. and Standard & Poor's Corporation (unaudited).

MOODY'S  STANDARD & POOR'S
  Aaa           AAA          Instrument judged to be of the highest quality and carrying the smallest amount of investment risk.
  Aa            AA           Instrument judged to be of high quality by all standards
   A             A           Instrument judged to be adequate by all standards
  Baa           BBB          Instrument judged to be moderate quality by all standards
  NR            NR           Not Rated. In the opinion of the Investment Adviser,
                             Instrument judged to be of comparable investment quality to rated securities which may be purchased by the Fund

For items possessing the strongest investment attributes of their category, Moody's gives that letter rating followed by a number. The Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

ABBREVIATIONS USED IN THIS STATEMENT:

AMBAC         Insured as to principal and interest by the American
              Municipal Bond Assurance Corporation
FGIC          Insured as to principal and interest by the Financial
              Guarantee Insurance Corporation.
FHA           Insured by the Federal Housing Administration
FNMA          Insured by the Federal National Mortgage Association.
FSA           Insured as to principal and interest by Financial Security
              Assurance.
GO            General Obligation
MBIA          Insured as to principal and interest by the Municipal Bond
              Insurance Association.
SONYMA        Insured as to principal and interest by the State of New
              York Mortgage Association.

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                               FEBRUARY 28, 1998

ASSETS:
  Investments in securities, at value (cost $119,842,443) (Note 2)......   $124,934,132
  Interest receivable...................................................      1,261,024
  Prepaid insurance and other assets....................................         12,746
                                                                           ------------
    Total Assets........................................................    126,207,902
LIABILITIES:
  Income distribution payable...............................  $   45,581
  Payable to custodian......................................      30,091
  Payable for securities purchased..........................   2,451,861
  Fund accounting and shareholder servicing fees payable
    (Note 4)................................................      12,151
  Advisory fee payable (Note 4).............................      36,798
  Administrative services fee payable (Note 4)..............      21,706
  Other payables and accrued expenses.......................      79,540
                                                              ----------
    Total Liabilities...................................................      2,677,728
                                                                           ------------
NET ASSETS..............................................................   $123,530,174
                                                                           ============
NET ASSETS:
  Net assets consist of:
    Capital paid in.....................................................   $115,843,623
    Accumulated net investment income...................................         26,243
    Accumulated net realized gain/(loss) on investments.................      2,568,619
    Net unrealized appreciation/(depreciation) on investments...........      5,091,689
                                                                           ------------
NET ASSETS..............................................................   $123,530,174
                                                                           ============
  SHARES OF BENEFICIAL INTEREST:
  Builder Class:
  Shares of beneficial interest outstanding.................   3,243,297
                                                              ==========
  Net asset value, offering and redemption price per share
    ($59,091,348 / 3,243,297 shares)........................  $    18.22
                                                              ==========
  Premier Class:
  Shares of beneficial interest outstanding.................   3,536,798
                                                              ==========
  Net asset value, offering and redemption price per share
    ($64,438,826 / 3,536,798 shares)........................  $    18.22
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                            STATEMENT OF OPERATIONS
                          YEAR ENDED FEBRUARY 28, 1998

INCOME:
  Interest..............................................................   $6,545,313

EXPENSES:
  Advisory fees (Note 4)....................................  $  464,929
  Administrative services fees (Note 4).....................     227,275
  Transfer agency and dividend disbursing fees (Builder
    Class) (Note 4).........................................     169,852
  Transfer agency and dividend disbursing fees (Premier
    Class) (Note 4).........................................      30,259
  Legal.....................................................      40,107
  Custody...................................................     126,733
  Printing..................................................      47,836
  Audit.....................................................      32,677
  Fund accounting fees and expenses (Note 4)................      45,145
  Trustees' fees and expenses...............................      25,026
  Registration..............................................       8,694
  Miscellaneous.............................................      18,923
                                                              ----------
    Total expenses..........................................   1,237,456
  Custody fee credit........................................    (125,417)
                                                              ----------
  Total net expenses....................................................    1,112,039
                                                                           ----------
INVESTMENT INCOME-NET...................................................    5,433,274

Realized and unrealized gain/(loss) on investments (Notes 2
  and 3)
  Net realized gain/(loss) on investments...................   3,075,195
  Net increase in unrealized appreciation/(depreciation) on
    investments.............................................     631,363
                                                              ----------
    Net gain/(loss) on investments......................................    3,706,558
                                                                           ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $9,139,832
                                                                           ==========

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  Year           Year
                                                                 Ended          Ended
                                                                02/28/98       02/28/97
                                                                --------       --------
INCREASE IN NET ASSETS:

OPERATIONS:
  Investment income--net....................................  $  5,433,274   $  5,706,608
  Net realized gain/(loss) on investments...................     3,075,195        720,080
  Net realized gain/(loss) on futures contracts.............            --       (732,415)
  Net increase/(decrease) in unrealized
    appreciation/(depreciation) on investments including
    futures contracts.......................................       631,363       (656,980)
                                                              ------------   ------------
  Net increase in net assets resulting from operations......     9,139,832      5,037,293
                                                              ------------   ------------
Distributions to shareholders from:
  Net investment income--Builder Class......................    (2,554,368)    (3,318,420)
  Net investment income--Premier Class......................    (2,878,905)    (2,388,188)
  Net realized gains on investments--Builder Class..........      (223,745)      (535,066)
  Net realized gains on investments--Premier Class..........      (244,521)      (304,958)
                                                              ------------   ------------
  Total distributions.......................................    (5,901,539)    (6,546,632)
                                                              ------------   ------------

CAPITAL TRANSACTIONS:
  Proceeds from sale of shares--Builder Class...............     6,733,305      9,479,126
  Proceeds from sale of shares--Premier Class...............     6,426,129     61,910,250
  Proceeds from reinvestment of income and capital gains
    distributions-- Builder Class...........................     2,510,068      3,354,882
  Proceeds from reinvestment of income and capital gains
    distributions--Premier Class............................     2,816,592      2,422,316
  Cost of shares redeemed--Builder Class....................   (10,822,859)   (69,479,003)
  Cost of shares redeemed--Premier Class....................    (5,860,550)    (5,549,298)
                                                              ------------   ------------
  Net increase/(decrease) in net assets from capital share
    transactions............................................     1,802,685      2,138,273
                                                              ------------   ------------
  Net increase in net assets................................     5,040,978        628,934

NET ASSETS:
  Beginning of Year.........................................   118,489,196    117,860,262
                                                              ------------   ------------
  End of Year...............................................  $123,530,174   $118,489,196
                                                              ============   ============
Undistributed net investment income included in net assets
  at end of period..........................................  $     26,243
                                                              ============

SHARE TRANSACTIONS:
  Issued--Builder Class.....................................       373,722        535,999
  Issued--Premier Class.....................................       358,743      3,525,184
  Reinvested--Builder Class.................................       139,720        190,140
  Reinvested--Premier Class.................................       156,849        137,550
  Redeemed--Builder Class...................................      (604,911)    (3,954,973)
  Redeemed--Premier Class...................................      (327,014)      (314,512)
                                                              ------------   ------------
Change in shares............................................        97,109        119,388
                                                              ============   ============

    The accompanying notes are an integral part of the financial statements.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                         NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION AND SHARES OF THE FUND:

     The Empire Builder Tax Free Bond Fund (the "Fund") was established as a Massachusetts business trust by an Agreement and Declaration of Trust dated September 30, 1983. The Fund is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund has an unlimited number of shares authorized with no par value.

     The Fund seeks as high a level of current income exempt from Federal income tax and New York State and City personal income taxes as the Fund's investment adviser believes is consistent with the preservation of capital. The Fund invests primarily in a portfolio of New York tax-exempt bonds.

     The Fund offers two classes of shares: the Builder Class and the Premier Class. Builder Class shares offer a higher level of shareholder services and features. Premier Class shares offer fewer services and features, and require a higher minimum investment, but benefit from a lower level of expenses.

     Each class of shares outstanding bears the same dividend, liquidation and other rights and conditions, except that the Builder Class shares and the Premier Class shares bear separate transfer agency expenses. Each class of shares has exclusive voting rights with respect to matters affecting only that class.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

USE OF ESTIMATES

     Estimates and assumptions are required to be made regarding assets, liabilities, and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ from these amounts.

SECURITY VALUATION

     Tax-exempt securities for which transaction prices are not readily available are valued at their fair value as determined by an independent pricing service approved by the Fund's Board of Trustees. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The methods used by the pricing service and the quality of valuations so established are reviewed by officers of the Fund and the Fund's Investment Adviser, under the general supervision of the Trustees of the Fund.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

     Securities for which quotations are readily available are stated at market value. Short-term debt securities having remaining maturities of sixty (60) days or less are stated at amortized cost, which approximates market value.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

     Security transactions are accounted for on the trade date. Interest income, which includes amortization of premium and accretion of discounts, is accrued as earned. Realized gains and losses from security transactions and unrealized appreciation and depreciation of investments are determined on the basis of identified cost.

TAXES

     The Fund qualifies and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its tax-exempt and taxable income. Therefore, no federal income tax provision is required.

     In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax.

FUTURES CONTRACTS

     The Fund may purchase and sell financial futures contracts, options on such futures contracts and options on securities indices to hedge against changes in the values of New York tax exempt bonds the Fund owns or expects to purchase. The Fund may also purchase and sell futures and options on U.S. Treasury securities in order to hedge against interest rate changes or other general changes in market values.

     Upon entering into a futures contract, the Fund is required to deposit cash or pledge securities in an amount equal to a certain percentage of the purchase price indicated in the futures contract (initial margin). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed.

DISTRIBUTIONS AND DIVIDENDS

     Distributions to shareholders from net investment income are declared daily and paid monthly. The Fund also distributes at least annually substantially all net capital gains, if any, realized from portfolio transactions.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or per-

                     THE EMPIRE BUILDER TAX FREE BOND FUND
manent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

DETERMINATION OF NET ASSET VALUE AND ALLOCATION OF EXPENSES

     In calculating net asset value per share of each class, investment income and expenses, other than class-specific expenses, are allocated daily to each class of shares based on the value of outstanding settled shares.

OTHER:

     The Fund maintains a cash balance with its custodian and receives a reduction of their custody fees and expenses for the amounts of interest earned on such uninvested cash balance. There was no effect on net investment income. The Fund could have invested such cash amounts in an income producing asset if they had not agreed to a reduction of fees or expenses under the expense offset arrangement with their custodian.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES:

     Purchases and sales of investment securities, excluding short-term investments, during the year ended February 28, 1998, amounted to $233,318,879 and $229,073,127, respectively.

4. ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS:

     The Fund retains Glickenhaus & Co. (the "Adviser") to act as investment adviser pursuant to an Investment Advisory Agreement. As compensation for its advisory services, the Adviser receives a fee computed daily and paid monthly, at the annual rates of 0.40% of the first $100,000,000 of average daily net assets and 0.3333% of any excess over $100,000,000. For the year ended February 28, 1998, the advisory fee earned by the Adviser was $464,929.

     Glickenhaus has agreed to a reduction of advisory fees to the extent that the Fund's expenses, including the advisory fees, exceed 1.50% of the Fund's average annual net assets. For the year ended February 28, 1998, there was no reduction of advisory fees pursuant to this agreement.

     BISYS Fund Services provides the Fund with administrative services pursuant to an Administrative Services Agreement (the "Administration Agreement"). BISYS receives a fee from the Fund, computed daily and paid monthly at the annual rates of 0.20% of the first $100,000,000 of average daily net assets

                     THE EMPIRE BUILDER TAX FREE BOND FUND
and 0.14% of any excess over $100,000,000. For the year ended February 28, 1998, BISYS earned $227,275 under its Administration Agreement with the Fund.

     BISYS also provides the Fund with certain accounting and related services pursuant to a Fund Accounting Agreement. For its services under the Fund Accounting Agreement, BISYS receives from the Fund a monthly fee of $2,500 plus reimbursement for out of pocket expenses. For the year ended February 28, 1998, BISYS received fees and expense reimbursements of $45,145 under the Fund Accounting Agreement.

     Transfer agency services and dividend and capital gain disbursing agent services are provided to the Fund pursuant to a Transfer Agency Agreement between the Fund and BISYS ("Transfer Agency Agreement"). For its services under the Transfer Agency Agreement, BISYS is entitled to receive a fee of $8 per account per year plus out-of-pocket expenses. During the year ended, February 28, 1998, BISYS received fees and expense reimbursements of $169,852 for the Builder Class and $30,259 for the Premier Class under the Transfer Agency Agreement.

5. FEDERAL INCOME TAX INFORMATION (UNAUDITED):

     The Fund designated $5,368,548 as exempt-interest dividends for the year ended February 28, 1998. Ordinary income dividends paid to you in cash or reinvested in your account during the fiscal year ended February 28, 1998 were 100% derived from New York State and Federal exempt obligations.

                     THE EMPIRE BUILDER TAX FREE BOND FUND

                              FINANCIAL HIGHLIGHTS

     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                         Year Ended                Period Ended**                       Year Ended
                                  -------------------------   -------------------------   ---------------------------------------
                                          02/28/98             02/28/97      02/28/97      02/29/96      02/28/95      02/28/94
                                  -------------------------   -----------   -----------   -----------   -----------   -----------
                                    Builder       Premier       Builder       Premier       Builder       Builder       Builder
                                     Class         Class         Class         Class         Class         Class         Class
                                  -----------   -----------   -----------   -----------   -----------   -----------   -----------
Net Asset Value, Beginning of
 Period.........................    $ 17.73       $ 17.73       $ 17.96       $ 17.57      $  17.31      $  18.24      $  18.41
                                    -------       -------       -------       -------      --------      --------      --------
Income from Investment
 Operations:
 Net investment income..........       0.79          0.84          0.84          0.75          0.87          0.87           0.9
 Net realized and unrealized
   gains (losses) on
   securities...................       0.56          0.56        (0.10)          0.29          0.65        (0.71)          0.09
                                    -------       -------       -------       -------      --------      --------      --------
 Total from Investment
   Operations...................       1.35          1.40          0.74          1.04          1.52          0.16          0.99
                                    -------       -------       -------       -------      --------      --------      --------
Less Distributions:
 Dividends from net investment
   income.......................     (0.79)        (0.84)        (0.84)        (0.75)        (0.87)        (0.87)        (0.90)
 Distributions from net realized
   capital gains................     (0.07)        (0.07)        (0.13)        (0.13)                                    (0.26)
 Distributions in excess of net
   realized capital gains.......                                                                           (0.22)
                                    -------       -------       -------       -------      --------      --------      --------
 Total Distributions............     (0.86)        (0.91)        (0.97)        (0.88)        (0.87)        (1.09)        (1.16)
                                    -------       -------       -------       -------      --------      --------      --------
Net Asset Value, End of
 Period.........................    $ 18.22       $ 18.22       $ 17.73       $ 17.73      $  17.96      $  17.31      $  18.24
                                    =======       =======       =======       =======      ========      ========      ========
Total Return (excludes sales
 charge)........................       7.82%         8.08%         4.30%         6.03%(c)      8.95%         1.09%         5.44%
Ratios/Supplementary Data:
 Net Assets, End of Period (in
   thousands)...................    $59,091       $64,439       $59,133       $59,356      $117,860      $108,020      $108,305
 Ratios of Net Investment Income
   to Average Net Assets........       4.42%         4.66%         4.81%         4.88%(b)      4.91%         5.04%         4.85%
 Ratios of Expenses to Average
   Net Assets...................       0.77%         0.88%         1.03%         0.93%(b)      0.96%         0.93%         0.98%
 Ratios of Expenses to Average
   Net Assets*..................       0.87%         0.99%         1.07%         0.97%(b)      1.01%
 Portfolio Turnover Rate (a)....     201.00%       201.00%       181.00%       181.00%       150.00%       143.00%       164.00%

------------------

 * The ratio does not include a reduction of expenses for custodian fee credits of cash balances maintained with the custodian.

** Premier Class commenced operations on April 15, 1996

(a) Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing between the classes of shares issued.

(b) Annualized

(c) Not annualized

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Trustees
The Empire Builder Tax Free Bond Fund

     We have audited the accompanying statement of assets and liabilities of The Empire Builder Tax Free Bond Fund, including the schedule of portfolio investments, as of February 28, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of The Empire Builder Tax Free Bond Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Empire Builder Tax Free Bond Fund as of February 28, 1998, and the results of its operations for the year then ended, the changes in its net assets for the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Columbus, Ohio
April 24, 1998

                      [This page intentionally left blank]

                                 THE MANAGEMENT

                             TRUSTEES AND OFFICERS

TRUSTEES

SETH M. GLICKENHAUS,* CHAIRMAN OF THE BOARD OF TRUSTEES
Senior Partner of Glickenhaus & Co.

EDWARD A. FALKENBERG, Trustee
Vice President and Controller,
Joseph E. Seagram & Sons, Inc. and
Controller, Seagram Company Ltd.

EDWARD A. KUCZMARSKI, Trustee
Certified Public Accountant and Partner,
Hays & Company

ELIZABETH B. NEWELL, Trustee
Trustee, International Preschools

JOHN P. STEINES, Trustee
Professor of Law, New York University
School of Law




OFFICERS

SETH M. GLICKENHAUS
President of the Fund; Senior Partner of
Glickenhaus & Co.

MICHAEL J. LYNCH
Senior Vice President of the Fund; Director,
Unit Trust Department, Glickenhaus & Co.

FRANK M. DEUTCHKI
Vice President of the Fund; Registration and
Compliance Officer,
Administration and Regulatory,
Services, BISYS Fund Services

GEORGETTE L. HORTON
Vice President of the Fund; Director,
BISYS Fund Services

THOMAS E. LINE
Treasurer of the Fund; Vice President
and Treasurer
BISYS Fund Services

ELLEN STOUTAMIRE
Secretary of the Fund, Vice President,
Client Legal Services, BISYS Fund Services

ALAINA V. METZ
Assistant Secretary of the Fund; Chief
Administrative Officer, Administration and
Regulatory Services, BISYS Fund Services

* Trustee who is an "interested person" of the Fund as that term is defined in the Investment Company Act of 1940.

                                  Empire Logo

                               3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-847-5886

                                  Empire Logo

                               TAX FREE BOND FUND
                                 ANNUAL REPORT
                               FEBRUARY 28, 1998

                       Investment Adviser and Distributor
                               GLICKENHAUS & CO.
                               6 East 43rd Street
                            New York, New York 10017

                                 Administrator
                    BISYS FUND SERVICES LIMITED PARTNERSHIP
                           D/B/A BISYS FUND SERVICES
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                    Transfer and Shareholder Servicing Agent
                           BISYS FUND SERVICES, INC.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Custodian
                       INVESTORS FIDUCIARY TRUST COMPANY
                              127 West 10th Street
                          Kansas City, Missouri 64105

                                 Legal Counsel
                                  ROPES & GRAY
                            One International Place
                          Boston, Massachusetts 02110

                            Independent Accountants
                            COOPERS & LYBRAND L.L.P.
                              100 E. Broad Street
                              Columbus, Ohio 43215

                                Customer Service
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                                 1-800-847-5886

This report is submitted for the information of the shareholders of the Empire Builder Tax Free Bond Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, obtainable from an investment dealer, which includes information regarding the Fund's objectives and policies record, management, sales commission and other data.